Quarterly Holdings Report
for
Fidelity Freedom® 2020 Fund
June 30, 2026
F20-NPRT1-0826
1.818361.121
Bond Funds - 48.6%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	82,692,611	826,926,115
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	104,371,846	799,488,341
Fidelity Series Emerging Markets Debt Fund (b)	7,495,850	64,989,022
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	1,715,162	16,551,311
Fidelity Series Floating Rate High Income Fund (b)	1,109,588	9,620,129
Fidelity Series High Income Fund (b)	7,088,286	63,369,274
Fidelity Series International Credit Fund (b)	2,435,238	20,723,879
Fidelity Series International Developed Markets Bond Index Fund (b)	68,145,532	581,962,843
Fidelity Series Investment Grade Bond Fund (b)	334,480,700	3,368,220,652
Fidelity Series Long-Term Treasury Bond Index Fund (b)	62,028,071	330,609,619
Fidelity Series Real Estate Income Fund (b)	1,084,925	10,979,439
TOTAL BOND FUNDS (Cost $6,758,721,739)		6,093,440,624

Domestic Equity Funds - 27.0%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (b)	8,299,002	125,729,887
Fidelity Series Blue Chip Growth Fund (b)	12,407,795	337,988,337
Fidelity Series Commodity Strategy Fund (b)	1,468,535	157,441,684
Fidelity Series Growth Company Fund (b)	17,992,998	608,523,199
Fidelity Series Intrinsic Opportunities Fund (b)	6,065,708	73,395,069
Fidelity Series Large Cap Stock Fund (b)	20,839,281	615,175,565
Fidelity Series Large Cap Value Index Fund (b)	8,382,164	177,534,238
Fidelity Series Opportunistic Insights Fund (b)	12,724,719	362,018,256
Fidelity Series Small Cap Core Fund (b)	1,290,775	20,962,190
Fidelity Series Small Cap Discovery Fund (b)	3,684,482	48,487,785
Fidelity Series Small Cap Opportunities Fund (b)	5,481,541	110,781,953
Fidelity Series Stock Selector Large Cap Value Fund (b)	25,587,161	395,833,376
Fidelity Series Value Discovery Fund (b)	19,326,468	360,631,887
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,558,642,185)		3,394,503,426

International Equity Funds - 22.2%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	13,823,366	289,184,808
Fidelity Series Emerging Markets Fund (b)	13,260,898	202,361,299
Fidelity Series Emerging Markets Opportunities Fund (b)	25,435,658	817,502,050
Fidelity Series International Growth Fund (b)	21,346,165	460,436,772
Fidelity Series International Small Cap Fund (b)	5,257,888	99,426,670
Fidelity Series International Value Fund (b)	27,050,199	452,820,334
Fidelity Series Overseas Fund (b)	28,216,116	456,818,913
Fidelity Series Select International Small Cap Fund (b)	650,662	10,065,741
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,406,371,294)		2,788,616,587

Short-Term Funds - 0.1%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (b) (Cost $18,019,442)	1,835,218	18,297,125

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 7/16/2026 (d)	3.64	30,000	29,954
US Treasury Bills 0% 7/2/2026 (d)	3.63 to 3.65	6,090,000	6,089,391
US Treasury Bills 0% 7/23/2026 (d)	3.63	15,690,000	15,655,594
US Treasury Bills 0% 7/30/2026 (d)	3.62	11,050,000	11,018,000
US Treasury Bills 0% 7/9/2026 (d)	3.63	160,000	159,871
US Treasury Bills 0% 9/17/2026 (d)	3.70	550,000	545,656
US Treasury Bills 0% 9/24/2026 (d)	3.72	100,000	99,137
TOTAL U.S. TREASURY OBLIGATIONS (Cost $33,597,577)			33,597,603

Money Market Funds - 1.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.69	14,267,260	14,270,113
Fidelity Series Government Money Market Fund (b)(f)	3.73	222,532,235	222,532,235
TOTAL MONEY MARKET FUNDS (Cost $236,802,348)			236,802,348

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $10,012,154,585)	12,565,257,713
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(8,504,059)
NET ASSETS - 100.0%	12,556,753,654

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	5,387	9/2026	604,859,094	4,958,770
CBOT US Treasury Long Bond Contracts (United States)	548	9/2026	61,958,250	1,488,812
ICE MSCI EAFE Index Contracts (United States)	268	9/2026	42,147,020	(61,090)
TOTAL LONG				6,386,492
SHORT
CME E-Mini Russell 2000 Index Contracts (United States)	(430)	9/2026	(65,480,400)	(2,083,736)
CME E-Mini S&P 500 Index Contracts (United States)	(583)	9/2026	(220,031,488)	(2,612,532)
TOTAL SHORT				(4,696,268)
TOTAL FUTURES CONTRACTS				1,690,224

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $33,597,603.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	32,201,117	65,166,197	83,096,937	104,464	(264)	-	14,270,113	14,267,260	0.0%
Total	32,201,117	65,166,197	83,096,937	104,464	(264)	-	14,270,113

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	752,527,801	100,321,188	30,228,566	454,242	105,894	4,199,798	826,926,115	82,692,611
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	791,674,837	31,478,038	31,963,872	417,770	(2,146,342)	10,445,680	799,488,341	104,371,846
Fidelity Series All-Sector Equity Fund	115,937,763	129,130	10,901,134	-	1,163,362	19,400,766	125,729,887	8,299,002
Fidelity Series Blue Chip Growth Fund	325,029,553	351,827	71,452,669	-	32,248,823	51,810,803	337,988,337	12,407,795
Fidelity Series Canada Fund	286,660,101	6,703,009	11,752,121	-	871,397	6,702,422	289,184,808	13,823,366
Fidelity Series Commodity Strategy Fund	166,193,672	48,481,367	49,018,575	-	(771,756)	(7,443,024)	157,441,684	1,468,535
Fidelity Series Emerging Markets Debt Fund	60,255,359	5,334,034	2,777,544	904,643	(131,111)	2,308,284	64,989,022	7,495,850
Fidelity Series Emerging Markets Debt Local Currency Fund	16,673,046	16,803	724,243	-	(27,046)	612,751	16,551,311	1,715,162
Fidelity Series Emerging Markets Fund	166,692,291	13,851,488	13,551,480	-	1,075,042	34,293,958	202,361,299	13,260,898
Fidelity Series Emerging Markets Opportunities Fund	686,631,627	33,443,351	65,076,731	-	8,194,690	154,309,113	817,502,050	25,435,658
Fidelity Series Floating Rate High Income Fund	9,926,251	189,955	508,742	177,947	(49,984)	62,649	9,620,129	1,109,588
Fidelity Series Government Money Market Fund	241,760,592	44,529,133	63,757,490	2,270,644	-	-	222,532,235	222,532,235
Fidelity Series Growth Company Fund	582,257,113	3,101,171	126,826,109	-	55,498,603	94,492,421	608,523,199	17,992,998
Fidelity Series High Income Fund	63,368,892	1,728,770	2,734,605	1,020,858	29,172	977,045	63,369,274	7,088,286
Fidelity Series International Credit Fund	20,407,816	174,509	78,592	174,509	3,575	216,571	20,723,879	2,435,238
Fidelity Series International Developed Markets Bond Index Fund	573,516,004	27,284,748	23,690,757	4,807,513	(787,314)	5,640,162	581,962,843	68,145,532
Fidelity Series International Growth Fund	457,551,018	484,273	63,838,771	-	8,544,979	57,695,273	460,436,772	21,346,165
Fidelity Series International Small Cap Fund	117,600,176	-	27,991,688	-	11,985,073	(2,166,891)	99,426,670	5,257,888
Fidelity Series International Value Fund	458,569,165	8,404,510	41,151,520	-	3,900,498	23,097,681	452,820,334	27,050,199
Fidelity Series Intrinsic Opportunities Fund	71,588,154	-	7,223,243	-	920,525	8,109,633	73,395,069	6,065,708
Fidelity Series Investment Grade Bond Fund	3,380,896,502	145,429,432	144,753,375	36,037,680	(5,976,053)	(7,375,854)	3,368,220,652	334,480,700
Fidelity Series Large Cap Stock Fund	579,598,663	636,410	36,027,065	-	12,022,222	58,945,335	615,175,565	20,839,281
Fidelity Series Large Cap Value Index Fund	168,579,870	186,839	14,231,508	-	6,837,228	16,161,809	177,534,238	8,382,164
Fidelity Series Long-Term Treasury Bond Index Fund	301,421,425	49,153,206	19,892,730	2,949,892	(8,483,737)	8,411,455	330,609,619	62,028,071
Fidelity Series Opportunistic Insights Fund	344,382,249	375,716	37,728,775	-	3,275,353	51,713,713	362,018,256	12,724,719
Fidelity Series Overseas Fund	458,912,099	689,529	52,898,934	-	3,606,201	46,510,018	456,818,913	28,216,116
Fidelity Series Real Estate Income Fund	11,255,867	112,461	513,983	100,421	8,244	116,850	10,979,439	1,084,925
Fidelity Series Select International Small Cap Fund	9,813,725	-	634,533	-	153,184	733,365	10,065,741	650,662
Fidelity Series Short-Term Credit Fund	20,226,173	263,419	2,135,182	213,289	16,824	(74,109)	18,297,125	1,835,218
Fidelity Series Small Cap Core Fund	16,187,024	3,167,883	1,110,324	556,289	240,819	2,476,788	20,962,190	1,290,775
Fidelity Series Small Cap Discovery Fund	44,922,444	517,860	6,525,928	517,304	1,226,497	8,346,912	48,487,785	3,684,482
Fidelity Series Small Cap Opportunities Fund	106,020,583	-	14,404,597	-	6,485,023	12,680,944	110,781,953	5,481,541
Fidelity Series Stock Selector Large Cap Value Fund	376,582,325	1,432,428	18,937,137	-	2,223,605	34,532,155	395,833,376	25,587,161
Fidelity Series Value Discovery Fund	342,622,498	378,795	19,312,871	-	4,851,586	32,091,879	360,631,887	19,326,468
	12,126,242,678	528,351,282	1,014,355,394	50,603,001	147,115,076	730,036,355	12,517,389,997

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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